Subsequent Events (Details) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands		1 Months Ended					6 Months Ended	12 Months Ended
	Jul. 23, 2021 USD ($)	Jul. 23, 2021 USD ($)	May 20, 2021 USD ($) $ / shares shares	May 20, 2021 SEK (kr) kr / shares shares	Mar. 22, 2021 USD ($)	Mar. 22, 2021 SEK (kr)	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 kr / shares shares	Jun. 23, 2021 USD ($)	May 20, 2021 kr / shares shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 kr / shares shares
Subsequent Events (Details) [Line Items]
Warrant exercisable price | (per share)							$ 0.10	$ 0.4	kr 0.85			kr 33	$ 0.7	kr 6
Shares issued (in Shares) | shares							120,891,157		120,891,157				230,000	230,000
Additional purchase of warrants							$ 20,000
Percentage of issued and outstanding shares							20.00%	20.00%	20.00%			20.00%
Subsequent Event, Effect of Change in Tax Status			$ 1,600
Maturity date					Jun. 23, 2021	Jun. 23, 2021
Subsequent event, description							Lastly, in the event that the average daily US dollar volume of share of Allarity Delaware common stock traded on the US Nasdaq Stock Market falls below $2.5 million, then holders of the convertible preferred stock will be entitled to a one-time special dividend of 8% of the stated value of the preferred stock ($1.6 million) payable in shares of common stock upon conversion of the convertible preferred stock. The Company is in the process of assessing the accounting treatment of the special dividend.	Lastly, in the event that the average daily US dollar volume of shares of Allarity Delaware common stock traded on the US Nasdaq Stock Market falls below $2.5 million, then holders of the convertible preferred stock will be entitled to a one-time special dividend of 8% of the stated value of the preferred stock ($1.6 million) payable in shares of common stock upon conversion of the convertible preferred stock. The Company is in the process of assessing the accounting treatment of the special dividend.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maximum number of common share (in Shares) | shares			120,891,157	120,891,157
Purchase warrant per unit | (per share)			$ 0.10	kr 0.85
Warrant exercisable price | (per share)			$ 0.20								kr 1.70
Gross proceeds (in Kronor) | kr				kr 100,000
Additional purchase of warrants			$ 20,000
Loan value					$ 2,900	kr 25,000
Percentage of debt					3.00%	3.00%
Loan origination fee					$ 87	kr 750
Bearing Interest rate					3.00%	3.00%
Loan balance value										$ 2,817
Debt interest										$ 197
Upfront payment	$ 1,000	$ 1,000
Warrants expire date			Apr. 15, 2023	Apr. 15, 2023
Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price of preferred stock (in Dollars per share) | $ / shares							$ 7.47	$ 7.47
Percentage of weighted average price							80.00%	80.00%	80.00%			80.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price of preferred stock (in Dollars per share) | $ / shares							$ 10.25	$ 10.25
Percentage of weighted average price							90.00%	90.00%	90.00%			90.00%
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Milestone payments	$ 16,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares							7,801,262	7,801,262	7,801,262			7,801,262
Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Percentage of issued and outstanding shares								4.99%				4.99%
Series A Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares							20,000		20,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares			20,000								20,000
Milestone payments		$ 16,000
Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Percentage of issued and outstanding shares							4.99%		4.99%